Share-Based Compensation (Details Textual)			1 Months Ended					11 Months Ended	12 Months Ended
	Oct. 06, 2015 USD ($) shares	Oct. 06, 2015 TWD ($) shares	Sep. 26, 2018 USD ($)	Sep. 29, 2017 USD ($)	Sep. 28, 2016 USD ($)	Sep. 25, 2015 USD ($)	Sep. 26, 2014 USD ($)	Dec. 01, 2016 TWD ($)	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2016 TWD ($) shares	Dec. 31, 2015	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Jan. 01, 2017	Sep. 30, 2016	Sep. 30, 2015
Disclosure Of Share Based Payment Arrangements Explanatory [Line Items]
Share Options Contractual Life											4 years	4 years
Share Based Compensation Risk Free Interest Rate Expected Term											2 years	2 years
Share Based Compensation No Of Shares Authorized | shares	2,528,000	2,528,000
Exercise price, share options granted	$ 1.986	$ 65
Estimated fairvalue market price of ADS			$ 5.76	$ 10.93	$ 8.30	$ 7.92	$ 9.27
Restricted stock unit settle by shares | shares									82,814	200,074
Compensation Cost Not Yet Recognized									$ 294,000
Ordinary shares [member]
Disclosure Of Share Based Payment Arrangements Explanatory [Line Items]
percentage of vested settled by ordinary shares One																0.95	1.03	2.69
percentage of vested settled by ordinary shares Two															0.95	1.03	2.69
percentage of vested settled by ordinary shares Three														0.95	1.03	2.69
Restricted stock units [Member]
Disclosure Of Share Based Payment Arrangements Explanatory [Line Items]
Number of other equity instruments granted in share-based payment arrangement									676,273	580,235
Percentage of restrictedstock units grant vested			97.15	96.91	91.93	94.15	82.57
percentage of vested settled by ordinary shares One																				1.95	5.81
percentage of vested settled by ordinary shares Two																	1.95			5.81
percentage of vested settled by ordinary shares Three																	1.95	5.81
Weighted average remaining contractual life of outstanding share options									1.58
Restricted stock units settled by cash			$ 3,778,000	$ 6,147,000	$ 9,223,000	$ 4,456,000	$ 9,337,000
Restricted stock units [Member] | Long Term Incentive Plan [Member]
Disclosure Of Share Based Payment Arrangements Explanatory [Line Items]
Number of other equity instruments granted in share-based payment arrangement			676,273	580,235	1,208,785	597,596	1,219,791
Himax Imaging [Member]
Disclosure Of Share Based Payment Arrangements Explanatory [Line Items]
Number of share options granted in share-based payment arrangement								1,760,000
Number of share options exercised in share-based payment arrangement								30	0.9139
Imaging Taiwan [Member]
Disclosure Of Share Based Payment Arrangements Explanatory [Line Items]
Number of share options granted in share-based payment arrangement									0	0
Number of share options exercised in share-based payment arrangement									0	(115,000)
Weighted average remaining contractual life of outstanding share options									1.0	2.0									3.0
Stock Option 2016 Plan [Member] | Himax Imaging [Member]
Disclosure Of Share Based Payment Arrangements Explanatory [Line Items]
Share Options Contractual Life											4 years	4 years
Share Options Vesting period											3 years	3 years
Stock Option 2016 Plan [Member] | Himax Imaging [Member] | One And Half Years After Grant Date [Member]
Disclosure Of Share Based Payment Arrangements Explanatory [Line Items]
Share Based Compensation Vesting Rights Percentage											50.00%	50.00%
Stock Option 2016 Plan [Member] | Himax Imaging [Member] | Three Years After Grant Date [Member]
Disclosure Of Share Based Payment Arrangements Explanatory [Line Items]
Share Based Compensation Vesting Rights Percentage											50.00%	50.00%
Stock Option 2016 Plan [Member] | Himax Imaging [Member] | ROC Centarl Government [Member]
Disclosure Of Share Based Payment Arrangements Explanatory [Line Items]
Share Based Compensation Risk Free Interest Rate Expected Term											2 years	2 years	5 years
Stock Option 2016 Plan [Member] | Imaging Taiwan [Member]
Disclosure Of Share Based Payment Arrangements Explanatory [Line Items]
Share Options Vesting period											3 years	3 years
Share Based Compensation No Of Shares Authorized | shares											2,040,000	2,040,000
Exercise price, share options granted											$ 0.9139	$ 30
Stock Option 2016 Plan [Member] | Imaging Taiwan [Member] | One And Half Years After Grant Date [Member]
Disclosure Of Share Based Payment Arrangements Explanatory [Line Items]
Share Based Compensation Vesting Rights Percentage											50.00%	50.00%
Stock Option 2016 Plan [Member] | Imaging Taiwan [Member] | Three Years After Grant Date [Member]
Disclosure Of Share Based Payment Arrangements Explanatory [Line Items]
Share Based Compensation Vesting Rights Percentage											50.00%	50.00%
Stock Option 2016 Plan [Member] | Imaging Taiwan [Member] | ROC Centarl Government [Member]
Disclosure Of Share Based Payment Arrangements Explanatory [Line Items]
Share Based Compensation Risk Free Interest Rate Expected Term													5 years
Stock Option 2015 Plan [Member] | Himax Display [Member]
Disclosure Of Share Based Payment Arrangements Explanatory [Line Items]
Share Options Contractual Life										4 years
Share Options Vesting period										3 years
Expense from share-based payment transactions for non controlling interests									$ 115,000	$ 269,000
Stock Option 2015 Plan [Member] | Himax Display [Member] | One And Half Years After Grant Date [Member]
Disclosure Of Share Based Payment Arrangements Explanatory [Line Items]
Share Based Compensation Vesting Rights Percentage										50.00%
Stock Option 2015 Plan [Member] | Himax Display [Member] | Three Years After Grant Date [Member]
Disclosure Of Share Based Payment Arrangements Explanatory [Line Items]
Share Based Compensation Vesting Rights Percentage										50.00%
Stock Option 2015 Plan [Member] | Himax Display [Member] | ROC Centarl Government [Member]
Disclosure Of Share Based Payment Arrangements Explanatory [Line Items]
Share Based Compensation Risk Free Interest Rate Expected Term										2 years			5 years